Bonds and Loans (Tables)	12 Months Ended
Mar. 31, 2024
Borrowings [abstract]
Schedule of Composition of Debt Instruments

	JPY (millions) As of March 31
	2023	2024
Bonds	¥3,658,314	¥4,092,879
Short-term loans	256	251
Long-term loans	723,772	750,622
Total	¥4,382,341	¥4,843,752
Non-current	¥4,042,741	¥4,476,501
Current	¥339,600	¥367,251
The composition of bonds is as follows:

Instrument		JPY (millions) Carrying amount			Maturity
	Principal amount in contractual currency (millions)	As of March 31, 2023	As of March 31, 2024	Interest rate (%)
Hybrid subordinated bonds	¥500,000	498,876	499,614	1.720% per annum through October 6, 2024 and 6 month LIBOR (5) + margin (1.750-2.750%) thereafter	June 2079
2018 EUR Unsecured Senior Notes – fixed rate	€3,000	433,611	487,381	2.250-3.000%	November 2026 - November 2030
2018 USD Unsecured Senior Notes – fixed rate	$2,250 as of March 31, 2023 $1,750 as of March 31, 2024	298,842	263,701	5.000%	November 2028 (3)
Unsecured Senior Notes Assumed in Shire Acquisition	$4,000 as of March 31, 2023 $3,000 as of March 31, 2024	515,298	439,725	3.200%	September 2026 (2)
Unsecured Senior Notes Assumed in Shire Acquisition	$1,301	174,239	198,116	4.000-5.250%	June 2025 - June 2045
2020 USD Unsecured Senior Notes – fixed rate	$7,000	928,210	1,053,742	2.050-3.375%	March 2030 - July 2060
2020 EUR Unsecured Senior Notes – fixed rate	€3,600	519,808	584,105	0.750-2.000%	July 2027 - July 2040
JPY Unsecured Senior Bonds – fixed rate	¥250,000	249,429	249,495	0.400%	October 2031
Commercial Paper	¥40,000 as of March 31, 2023 ¥317,000 as of March 31, 2024	40,000	317,000	—	May 2024 - June 2024
Total		¥3,658,314	¥4,092,879
The composition of loans is as follows:

Instrument		JPY (millions) Carrying amount			Maturity
	Principal amount in contractual currency (millions)	As of March 31, 2023	As of March 31, 2024	Interest rate (%)
Syndicated Loans 2016	¥200,000 as of March 31, 2023 ¥100,000 as of March 31, 2024	200,000	100,000	0.300%	April 2026 (1)
Syndicated Loans 2017	¥113,500	113,500	113,500	0.350%	April 2027
USD Syndicated Loans 2017	$1,500	199,993	227,018	6 months Term SOFR + 0.42826% (4) + 0.500%	April 2027
Syndicated loans 2023	¥100,000	—	100,000	0.679%	April 2030 (1)
Bilateral Loans	¥210,000	210,000	210,000	0.190–0.815%	April 2024-March 2029
Other		534	355
Total		¥724,027	¥750,873